[ Janus Letterhead ]
November 13, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 180 and Amendment No. 163 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The prospectuses and statement of additional information (“SAI”) included in Post-Effective Amendment No. 178, filed on October 12, 2012, are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and classes:

Series	Class
Alternative Fund
Janus Global Real Estate Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Global & International Funds
Janus Asia Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Emerging Markets Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus Global Life Sciences Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus Global Select Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Global Technology Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus International Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Overseas Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Series	Class
Janus Protected Series — Global	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Worldwide Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Growth & Core Funds
Janus Balanced Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Contrarian Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Enterprise Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Forty Fund	Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Growth and Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Protected Series — Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus Triton Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Twenty Fund	Class D Shares and Class T Shares

Janus Venture Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Value Fund
Perkins Global Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs included in Post-Effective Amendment No. 172, filed on January 27, 2012; Post-Effective Amendment No. 175, filed on May 31, 2012; and Post-Effective Amendment No. 179, filed on October 26, 2012.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on January 28, 2013.

Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Scheel
Christine Scheel
Legal Counsel
Enclosure (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Richard C. Noyes, Esq. Donna Brungardt